Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended																																																																	12 Months Ended
	Jul. 31, 2020	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Dec. 31, 2025
C000220895
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 13,372	$ 13,321	$ 13,178	$ 13,158	$ 12,996	$ 12,775	$ 12,755	$ 12,505	$ 12,264	$ 12,225	$ 12,382	$ 12,222	$ 11,990	$ 12,261	$ 12,022	$ 12,211	$ 12,037	$ 11,827	$ 11,562	$ 11,466	$ 11,250	$ 11,463	$ 11,250	$ 11,188	$ 11,176	$ 10,753	$ 10,183	$ 10,359	$ 10,595	$ 10,725	$ 10,551	$ 10,384	$ 10,556	$ 10,410	$ 10,332	$ 10,575	$ 10,082	$ 10,222	$ 9,806	$ 9,600	$ 10,171	$ 10,384	$ 9,954	$ 10,493	$ 10,562	$ 10,969	$ 10,949	$ 11,186	$ 11,427	$ 11,192	$ 11,352	$ 11,225	$ 11,422	$ 11,288	$ 11,265	$ 11,202	$ 11,125	$ 10,913	$ 10,770	$ 10,680	$ 10,690	$ 10,480	$ 9,986	$ 10,057	$ 10,127
C000220896
Account Value [Line Items]
Accumulated Value	9,475	12,497	12,452	12,321	12,306	12,155	11,951	11,935	11,703	11,480	11,446	11,596	11,448	11,233	11,490	11,268	11,446	11,287	11,091	10,850	10,761	10,561	10,764	10,567	10,509	10,501	10,106	9,572	9,739	9,962	10,086	9,926	9,771	9,933	9,798	9,728	9,958	9,495	9,629	9,240	9,047	9,588	9,790	9,388	9,897	9,964	10,351	10,334	10,560	10,790	10,570	10,724	10,606	10,794	10,669	10,650	10,592	10,521	10,323	10,190	10,107	10,118	9,922	9,456	9,525	9,594
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	9,800	9,815	9,754	9,693	9,589	9,475	9,501	9,357	9,424	9,387	9,384	9,182	9,133	9,285	9,188	9,422	9,297	9,165	8,956	8,872	8,724	8,950	8,869	8,996	9,020	8,688	8,311	8,445	8,665	8,721	8,727	8,758	8,854	8,801	8,583	8,811	8,548	8,587	8,282	8,391	8,770	9,025	8,809	8,950	8,892	9,243	9,507	9,615	9,826	9,851	9,822	9,825	9,911	9,930	9,820	9,752	9,720	9,644	9,766	9,909	9,980	9,966	9,870	9,914	9,919
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	9,800	9,815	9,754	9,693	9,589	9,475	9,501	9,357	9,424	9,387	9,384	9,182	9,133	9,285	9,188	9,422	9,297	9,165	8,956	8,872	8,724	8,950	8,869	8,996	9,020	8,688	8,311	8,445	8,665	8,721	8,727	8,758	8,854	8,801	8,583	8,811	8,548	8,587	8,282	8,391	8,770	9,025	8,809	8,950	8,892	9,243	9,507	9,615	9,826	9,851	9,822	9,825	9,911	9,930	9,820	9,752	9,720	9,644	9,766	9,909	9,980	9,966	9,870	9,914	9,919
33.34% MSCI World HY Div (Net) /33.33% Blbg US Corp HY 2% Issuer Cap Index/33.33% Blbg US Ag Bond Index
Account Value [Line Items]
Accumulated Value	10,000	13,192	13,123	12,932	12,921	12,816	12,520	12,543	12,338	12,219	12,243	12,293	12,047	11,835	12,111	11,951	12,189	12,006	11,752	11,403	11,389	11,175	11,415	11,184	11,195	11,185	10,760	10,230	10,453	10,686	10,781	10,611	10,395	10,624	10,503	10,301	10,553	10,224	10,310	9,856	9,575	10,110	10,427	10,061	10,584	10,516	10,906	10,965	11,093	11,303	10,966	11,104	11,018	11,205	11,152	11,057	11,014	10,888	10,745	10,566	10,559	10,619	10,436	9,887	9,992	10,114
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																			MSCI World Index (Net)
Accumulated Value	10,000	20,822	20,655	20,596	20,192	19,563	19,066	18,824	18,045	17,036	16,886	17,673	17,801	17,195	17,655	16,880	17,222	16,912	16,477	16,191	15,868	15,190	15,776	15,285	14,663	14,489	13,811	12,627	13,005	13,591	13,924	13,471	12,703	12,831	12,610	12,232	12,533	11,705	12,224	11,429	10,664	11,757	12,270	11,367	12,445	12,436	13,562	13,200	13,543	14,299	13,713	14,020	13,269	13,843	13,507	13,270	13,075	12,889	12,316	11,919	11,621	11,738	11,261	9,984	10,300	10,668
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																			50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	14,441	14,393	14,329	14,143	13,845	13,586	13,517	13,133	12,800	12,718	13,005	12,910	12,653	12,927	12,572	12,859	12,659	12,406	12,156	11,978	11,620	11,994	11,751	11,587	11,534	11,051	10,333	10,570	10,945	11,113	10,933	10,631	10,743	10,617	10,327	10,591	10,079	10,322	9,801	9,521	10,216	10,587	10,065	10,607	10,569	11,250	11,252	11,461	11,904	11,669	11,781	11,458	11,753	11,619	11,453	11,329	11,229	10,932	10,819	10,759	10,852	10,620	9,936	10,113	10,294
33.34% MSCI World HY Div (Net) /33.33% Blbg US Corp HY 2% Issuer Cap Index/33.33% Blbg US Ag Bond Index
Account Value [Line Items]
Accumulated Value	10,000	13,192	13,123	12,932	12,921	12,816	12,520	12,543	12,338	12,219	12,243	12,293	12,047	11,835	12,111	11,951	12,189	12,006	11,752	11,403	11,389	11,175	11,415	11,184	11,195	11,185	10,760	10,230	10,453	10,686	10,781	10,611	10,395	10,624	10,503	10,301	10,553	10,224	10,310	9,856	9,575	10,110	10,427	10,061	10,584	10,516	10,906	10,965	11,093	11,303	10,966	11,104	11,018	11,205	11,152	11,057	11,014	10,888	10,745	10,566	10,559	10,619	10,436	9,887	9,992	10,114
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																			MSCI World Index (Net)
Accumulated Value	10,000	20,822	20,655	20,596	20,192	19,563	19,066	18,824	18,045	17,036	16,886	17,673	17,801	17,195	17,655	16,880	17,222	16,912	16,477	16,191	15,868	15,190	15,776	15,285	14,663	14,489	13,811	12,627	13,005	13,591	13,924	13,471	12,703	12,831	12,610	12,232	12,533	11,705	12,224	11,429	10,664	11,757	12,270	11,367	12,445	12,436	13,562	13,200	13,543	14,299	13,713	14,020	13,269	13,843	13,507	13,270	13,075	12,889	12,316	11,919	11,621	11,738	11,261	9,984	10,300	10,668
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																			50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000	$ 14,441	$ 14,393	$ 14,329	$ 14,143	$ 13,845	$ 13,586	$ 13,517	$ 13,133	$ 12,800	$ 12,718	$ 13,005	$ 12,910	$ 12,653	$ 12,927	$ 12,572	$ 12,859	$ 12,659	$ 12,406	$ 12,156	$ 11,978	$ 11,620	$ 11,994	$ 11,751	$ 11,587	$ 11,534	$ 11,051	$ 10,333	$ 10,570	$ 10,945	$ 11,113	$ 10,933	$ 10,631	$ 10,743	$ 10,617	$ 10,327	$ 10,591	$ 10,079	$ 10,322	$ 9,801	$ 9,521	$ 10,216	$ 10,587	$ 10,065	$ 10,607	$ 10,569	$ 11,250	$ 11,252	$ 11,461	$ 11,904	$ 11,669	$ 11,781	$ 11,458	$ 11,753	$ 11,619	$ 11,453	$ 11,329	$ 11,229	$ 10,932	$ 10,819	$ 10,759	$ 10,852	$ 10,620	$ 9,936	$ 10,113	$ 10,294